Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule Of Balance Sheet Information Related To Operating Leases
The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2020	2021
Operating lease right-of-use assets, net	461,184	1,561,175

Lease liabilities - current	119,565	373,488
Lease liabilities - non current	352,501	1,189,754

Total operating lease liabilities	472,066	1,563,242

Summary of Components of Operating Lease Expense
The components of operating lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2019	2020	2021
Operating lease expense	107,850	125,867	340,744
Short-term lease expense	15,033	30,201	102,901

Total lease expense s	122,883	156,068	443,645

Schedule of Other Information Related To Operating Leases
Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2019	2020	2021
Weighted-average remaining lease term	5.4 years	4.0 years	5.3 years
Weighted-average discount rate	4.48%	4.43%	4.71%

Summary of Cash Flow Information Related To Operating Leases
Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2019	2020	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	84,975	132,440	289,456
Leased assets obtained in exchange for operating lease liabilities	186,181	130,560	1,329,021

Summary of Maturities of The Group's Operating Lease Liabilities
As of December 31, 2021, the maturities of the Group’s operating lease liabilities (excluding short-term leases) are as follows:

As of December 31,
2021
Within 1 year	441,012
Between 1 and 2 years	357,303
Between 2 and 3 years	244,834
Between 3 and 4 years	191,500
Between 4 and 5 years	172,954
Thereafter	398,686

Total minimum lease payments	1,806,289

Less: Interest	(243,047)

Present value of lease obligations	1,563,242
Less: Current portion	(373,488)

Non - current portion of lease obligations	1,189,754